Share-Based Compensation - Summary of Compensation Expense by Plan (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Units Granted	1,376,533	1,875,162
Units Outstanding	9,191,480	9,044,237	9,947,583